Subsequent Events Subsequent Events (Aircraft Purchase Commitments) (Detail)	Mar. 31, 2013	Jan. 23, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	27	39	39
Current, Lease	20	20	20
Year Two, Purchase	24	13	11
Year Two, Lease	39	50	50
Year Three, Purchase	13	13	2
Year Three, Lease	50	50	50
Year Four, Purchase	15	15	2
Year Four, Lease	45	45	45
Year Five, Purchase	19	19	10
Year Five, Lease	40	40	40
Year Six and beyond, Purchase	227	227	120
Year Six and beyond, Lease	0	0	0
Total, Purchase	325	326	184
Total, Lease	194	205	205
Boeing Seven Three Seven Family
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	22	31	31
Current, Lease	0	0	0
Year Two, Purchase	16	5	5
Year Two, Lease	4	15	15
Year Three, Purchase	0	0	0
Year Three, Lease	20	20	20
Year Four, Purchase	0	0	0
Year Four, Lease	20	20	20
Year Five, Purchase	0	0	0
Year Five, Lease	20	20	20
Year Six and beyond, Purchase	0	0	0
Year Six and beyond, Lease	0	0	0
Total, Purchase	38	36	36
Total, Lease	64	75	75
Boeing Seven Three Seven Max Aircraft
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0	0
Current, Lease	0	0
Year Two, Purchase	0	0
Year Two, Lease	0	0
Year Three, Purchase	0	0
Year Three, Lease	0	0
Year Four, Purchase	0	0
Year Four, Lease	0	0
Year Five, Purchase	0	0
Year Five, Lease	0	0
Year Six and beyond, Purchase	100	100
Year Six and beyond, Lease	0	0
Total, Purchase	100	100
Total, Lease	0	0
Boeing 777-300ER Aircraft
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	5	8	8
Current, Lease	0	0	0
Year Two, Purchase	6	6	5
Year Two, Lease	0	0	0
Year Three, Purchase	2	2	0
Year Three, Lease	0	0	0
Year Four, Purchase	2	2	0
Year Four, Lease	0	0	0
Year Five, Purchase	0	0	0
Year Five, Lease	0	0	0
Year Six and beyond, Purchase	0	0	0
Year Six and beyond, Lease	0	0	0
Total, Purchase	15	18	13
Total, Lease	0	0	0
Boeing Seven Eight Seven Family
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0	0
Current, Lease	0	0
Year Two, Purchase	2	2
Year Two, Lease	0	0
Year Three, Purchase	11	11
Year Three, Lease	0	0
Year Four, Purchase	13	13
Year Four, Lease	0	0
Year Five, Purchase	9	9
Year Five, Lease	0	0
Year Six and beyond, Purchase	7	7
Year Six and beyond, Lease	0	0
Total, Purchase	42	42
Total, Lease	0	0
Airbus A320 Family
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0	0	0
Current, Lease	20	20	20
Year Two, Purchase	0	0	0
Year Two, Lease	35	35	35
Year Three, Purchase	0	0	0
Year Three, Lease	30	30	30
Year Four, Purchase	0	0	0
Year Four, Lease	25	25	25
Year Five, Purchase	0	0	0
Year Five, Lease	20	20	20
Year Six and beyond, Purchase	0	0	0
Year Six and beyond, Lease	0	0	0
Total, Purchase	0	0	0
Total, Lease	130	130	130
Neo Airbus Aircraft
Property Subject to or Available for Operating Lease [Line Items]
Current, Purchase	0	0
Current, Lease	0	0
Year Two, Purchase	0	0
Year Two, Lease	0	0
Year Three, Purchase	0	0
Year Three, Lease	0	0
Year Four, Purchase	0	0
Year Four, Lease	0	0
Year Five, Purchase	10	10
Year Five, Lease	0	0
Year Six and beyond, Purchase	120	120
Year Six and beyond, Lease	0	0
Total, Purchase	130	130
Total, Lease	0	0